Lease - Summary of Profit and Loss Related To Finance Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessor [abstract]
Finance income on the net investment in the lease	₩ 111,569	₩ 117,763